Share Capital	6 Months Ended
Jun. 30, 2026
Share Capital [Abstract]
SHARE CAPITAL
18	SHARE CAPITAL

	December 31, 2025	June 30, 2026	December 31, 2025	June 30, 2026
	Number of ordinary shares *	Number of ordinary shares *	US$	US$
Paid up capital:
At January 1	28	28,794	76,395,175	150,490,803
Issuance of shares (1)	105		4,865,142
Issuance of shares (2)	35		18,393,468
Issuance of shares (3)	2,479		10,561,000
Issuance of shares (4)	56		3,000,000
Issuance of shares (5)	-		-
Issuance of shares (6)	4,611		10,435,015
Issuance of shares (7)	1		53,932
Issuance of shares (8)	1		100,000
Issuance of shares (9)	9		4,629,898
Issuance of shares (10)	9,452		10,015,039
Issuance of shares (11)	6,971		6,274,169
Issuance of shares (12)	982		970,000
Issuance of shares (13)	978		880,000
Issuance of shares (14)	3,086		5,000,000
Issuance of shares (15)		10,103		1,989,108
Issuance of shares (16)		13,667		2,460,000
Issuance of shares (17)		19,667		3,540,000
Issuance of shares (18)		47,374		710,509
Issuance of shares (19)		204,152		13,501,407
Issuance of shares (20)		14,907		60,973
Issuance of shares (21)		218		16,669
Issuance of shares (22)		13,333		200,000
Issuance of shares (23)		123,609		1,770,000
Issuance of shares (24)		54,551		82
Issuance of shares (25)		8,822		1,040,106
Issuance of shares (26)		47,800		1,000,000
Issuance of shares (27)		32,000		456,000
Currency realignment			(1,082,035)	-

At June 30	28,794	618,997	150,490,803	177,235,657

*	Giving retroactive effect to 1 to 49 reverse share split effected on November 5, 2024, 1 to 20 reverse share split effected on April 3, 2025, 1 to 30 reverse share split effected on September 16, 2025, 1 to 60 reverse share split effected on February 27, 2026 and 1 to 15 reverse share split effected on August 24, 2026

(1)	From January 7, 2025, until September 29, 2025, 5 (2,549,431 prior to 4 rounds of reverse share splits), 27 (737,061 prior to 3 rounds of reverse share split) and 73 (65,451 prior to 1 to 60 & 1 to 15 reverse share split) ordinary shares were issued to some management staff, executive director and independence director pursuant to their employment agreements.

(2)	From January 8, 2025, until April 4, 2025, 28 (14,869,873 prior to 4 rounds of reverse share splits) and 7 (194,315 prior to 3 rounds of reverse share split) ordinary shares were issued to various investors between US$392 to US$1,200 (US$ 0.04 to US$ 0.42 per share prior to 4 rounds of reverse share splits).

(3)	During January 15, 2025, until November 11, 2025, 13 (6,970,607 prior to 4 rounds of reverse share splits), 56 (1,510,000 prior to 3 rounds of reverse share split) and 2,410 (2,169,000 prior to 1 to 60 & 1 to 15 reverse share split) ordinary shares were issued to Alumni Capital LP, in aggregate, to pursue the purchase and sale of securities agreement signed with Alumni Capital LP in August 1, 2024.

(4)	On June 12, 2025, 56 (1,522,288 prior to 3 rounds of reverse share split) ordinary shares were issued to various investor as share pledge to pursuant the friendly loan agreement.

(5)	On June 26, 2025, 441 (11,904,764 prior to 3 rounds of reverse share split) ordinary shares were issued to various investors in exchange of the 20% ownership in Quantgold Data Group Limited and subsequently cancelled

(6)	From January 15, 2025, until December 3, 2025, 19 (10,168,212 prior to 4 rounds of reverse share splits), 463 (12,512,634 prior to 3 rounds of reverse share split) and 4,129 (3,716,005 prior 1 to 60 & 1 to 15 reverse share split) ordinary shares were issued to Alumni Capital LP, in aggregate, to the exercise of warrants.

(7)	On January 7, 2025, 1 (56,180 prior to 4 rounds of reverse share splits) ordinary shares were issued to Carlson Thow, pursuant to the legal consultancy services agreement.

(8)	On January 9, 2025, 1 (39,370 prior to 4 rounds of reverse share splits) ordinary shares were issued to W capital Markets Pte. Ltd. to pursue the engagement letter to act as Arranger dated December 3, 2024.

(9)	From January 2, 2025, until January 7, 2025, 9 (4,822,810 prior to 4 rounds of reverse share splits) ordinary shares were issues to CEO Dato Hoo Voon Him, in aggregate, to pursuant the securities purchase agreement.

(10)	From August 18, 2025 until December 12, 2025, 9,452 (14,596,659 prior to 3 rounds of reverse share splits) ordinary shares were issued to Alumni Capital LP, in aggregate, pursuant to securities purchase agreement in which Alumni could purchase convertible notes (“Convertible Notes”).

(11)	On November 11, 2025, 6,971 (6,274,169 prior to 1 to 60 & 1 to 15 reverse share splits) ordinary shares were issued, in aggregate, to certain of our executive officers pursuant to Employee Stock Ownership Plan.

(12)	From October 3, 2025 until October 22, 2025, 982 (884,090 prior to 1 to 60 & 1 to 15 reverse share splits) ordinary shares were issued as referral fees, paid in VCIG ordinary shares, in connection with the introduction of new clients.

(13)	On November 10, 2025, 978 (880,000 prior to 1 to 60 & 1 to 15 reverse splits) ordinary shares were issued to subscribe Oobit token, which functions as the native utility token for the Oobit cryptocurrency.

(14)	From October 31, 2025 until November 11, 2025, 3,086 (2,777,778 prior to 1 to 60 & 1 to 15 reverse share splits) ordinary shares were issued as our following offering at US1,620 (US 1.80 per ordinary share prior to 1 to 60 & 1 to 15 reverse share splits), before deduction the discounts and expenses.

(15)	On January 16, 2026, 2,920 (2,628,270 prior to 1 to 60 & 1 to 15 reverse share splits), and on March 4, 2026, 7,183 (107,737 prior to 1 to 15 reverse share split) ordinary shares were issued to Alumni Capital LP, in aggregate, to the exercise of warrants.

(16)	On February 24, 2026, 13,667 (12,300,000 prior to the 1 to 60 & 1 to 15 reverse share split) ordinary shares were issued to certain shareholders of Reveillon Group Limited as a deposit in connection with the Company’s right to acquire additional shares of Reveillon Group Limited from those shareholders at a predetermined price following the successful listing of Reveillon Group Limited on Nasdaq.

(17)	On February 24, 2026, 19,667 (17,700,000 prior to 1 to 60 & 1 to 15 reverse share splits) ordinary shares were issued as referral fees in connection with the introduction of new project and investor to the Group.

(18)	On March 17, 2026, 47,374 (710,509 prior to 1 to 15 reverse share split) ordinary shares were issued, in aggregate, to certain of our executive officers pursuant to Employee Stock Ownership Plan.

(19)	During January 21, 2026, until March 4, 2026, 7,066 (6,359,432 prior to 1 to 60 & 1 to 15 reverse share splits) and on March 6, 2026 until June 26, 2026, 197,086 (2,956,290 prior to 1 to 15 reverse share splits) ordinary shares were issued to Esousa Group Holdings LLC, in aggregate, to pursue the purchase and sale of securities agreement signed with Esousa Group Holdings LLC.

(20)	On March 11, 2026, 14,907 (223,608 prior to 1 to 15 reverse share split) ordinary shares were issued to Alumni Capital LP, pursuant to securities purchase agreement in which Alumni could purchase convertible notes (“Convertible Notes”).

(21)	On March 11, 2026 and March 31, 2026, 218 (3,270 prior to 1 to 15 reverse share split) ordinary shares were issued to Alex Chua Siong Kiat, executive director, in aggregate, pursuant to his employment agreements.

(22)	On April 6, 2026, 13,333 (200,000 prior to 1 to 15 reverse share split) ordinary shares were issued to certain suppliers pursuant to the commission agreements signed on 1 April 2026 in connection to the referral investor to the Group.

(23)	From May 20, 2026, until May 26, 2026, 123,609 (1,854,135 prior to 1 to 15 reverse share split) ordinary shares were issues to CEO Dato Hoo Voon Him, in aggregate, to pursuant the securities purchase agreement.

(24)	On June 3, 2026, 54,551 (818,258 prior to 1 to 15 reverse share split) ordinary shares were issued to S2MA Capital to subscribe Oobit token, which functions as the native utility token for the Oobit cryptocurrency.

(25)	On June 4, 2026, 8,822 (132,329 prior to 1 to 15 reverse share split) ordinary shares were issued to various investors for US$7.86 per share pursuant the securities purchase agreement.

(26)	On March 11, 2026, and June 5, 2026, 47,800 (717,000 prior to 1 to 15 reverse share split) ordinary shares were issued as referral fees in connection with the introduction of new project and investor to the Group.

(27)	On April 30, 2026, 32,000 (480,000 prior to 1 to 15 reverse share split) ordinary shares were issued to Brown Stone Capital Limited and Abri Advisory Limited as consideration for service rendered to the Company.